Income taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Deferred tax assets—current	€ 1,558	€ 3,739
Deferred tax assets—non-current	1,809	1,320
Deferred tax liabilities—current	0	0
Deferred tax liabilities—non-current	0	(35)
Net deferred income taxes	€ 3,367	€ 5,024	€ 22,934